Vanguard® Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (2.3%)
	Linde plc	4,215,148	2,002,195
	Newmont Corp. (XNYS)	9,874,568	832,525
	Air Products & Chemicals Inc.	2,000,606	545,605
	Freeport-McMoRan Inc.	12,906,568	506,196
	Nucor Corp.	1,959,923	265,432
	International Paper Co.	4,745,206	220,178
	International Flavors & Fragrances Inc.	2,312,977	142,341
	LyondellBasell Industries NV Class A	2,321,841	113,863
	Steel Dynamics Inc.	630,943	87,972
			4,716,307
Consumer Discretionary (9.2%)
	Walmart Inc.	39,459,868	4,066,734
	Home Depot Inc.	8,948,453	3,625,824
	Walt Disney Co.	16,164,626	1,850,850
	Lowe's Cos. Inc.	5,038,091	1,266,123
	NIKE Inc. Class B	10,680,026	744,718
	General Motors Co.	8,559,108	521,849
	Electronic Arts Inc.	2,249,376	453,699
	Ross Stores Inc.	2,940,552	448,111
	Ford Motor Co.	35,141,915	420,297
*	Warner Bros Discovery Inc.	21,145,037	412,962
	DR Horton Inc.	2,412,076	408,774
	eBay Inc.	4,108,694	373,686
	Target Corp.	4,084,990	366,424
	Garmin Ltd.	1,470,899	362,165
	Royal Caribbean Cruises Ltd.	1,098,961	355,602
	Delta Air Lines Inc.	5,872,833	333,283
*	United Airlines Holdings Inc.	2,947,131	284,398
*	Carnival Corp.	9,447,127	273,116
	Tractor Supply Co.	4,764,028	270,930
	Lennar Corp. Class A	1,993,039	251,203
	PulteGroup Inc.	1,773,108	234,281
*	Ulta Beauty Inc.	404,027	220,902
	Dollar General Corp.	1,978,326	204,460
	Darden Restaurants Inc.	1,048,338	199,562
*	NVR Inc.	24,526	197,058
	Genuine Parts Co.	1,249,771	173,218
*	Dollar Tree Inc.	1,778,209	167,810
	Estee Lauder Cos. Inc. Class A	1,895,762	167,054
	Southwest Airlines Co.	4,708,203	150,239
	News Corp. Class A	4,167,423	127,981
	Fox Corp. Class A	1,652,484	104,206
	Fox Corp. Class B	1,323,425	75,819
	Best Buy Co. Inc.	859,196	64,972
	News Corp. Class B	364,926	12,608
	Lennar Corp. Class B	15,602	1,872
	Omnicom Group Inc.	940	77
			19,192,867
Consumer Staples (8.5%)
	Procter & Gamble Co.	21,057,208	3,235,440
	Philip Morris International Inc.	13,993,646	2,269,769
	Coca-Cola Co.	30,953,025	2,052,805
	PepsiCo Inc.	12,307,941	1,728,527
	Altria Group Inc.	15,101,278	997,590
	McKesson Corp.	1,118,194	863,850
	CVS Health Corp.	11,401,950	859,593
	Mondelez International Inc. Class A	11,631,023	726,590
	Colgate-Palmolive Co.	7,266,550	580,888
	Cencora Inc.	1,655,667	517,446

		Shares	Market Value ($000)
	Corteva Inc.	6,140,275	415,267
	Kimberly-Clark Corp.	2,983,551	370,975
	Sysco Corp.	4,300,078	354,068
	Keurig Dr Pepper Inc.	11,601,032	295,942
	Kroger Co.	4,350,475	293,266
	Kenvue Inc.	17,254,498	280,041
	Archer-Daniels-Midland Co.	4,317,991	257,957
	Hershey Co.	1,331,120	248,986
	General Mills Inc.	4,804,329	242,234
	Kellanova	2,499,748	205,029
	Kraft Heinz Co.	7,441,262	193,771
	Church & Dwight Co. Inc.	2,188,900	191,813
	Constellation Brands Inc. Class A	1,264,761	170,325
	McCormick & Co. Inc.	2,283,589	152,795
	Tyson Foods Inc. Class A	2,579,097	140,045
	Clorox Co.	550,916	67,928
	Hormel Foods Corp.	1,366,500	33,807
			17,746,747
Energy (6.7%)
	Exxon Mobil Corp.	38,327,371	4,321,411
	Chevron Corp.	17,486,233	2,715,437
	ConocoPhillips	11,226,448	1,061,910
	Williams Cos. Inc.	10,978,676	695,499
	EOG Resources Inc.	4,908,594	550,352
	Marathon Petroleum Corp.	2,733,207	526,798
	Phillips 66	3,633,080	494,171
	Kinder Morgan Inc.	16,980,586	480,720
	Valero Energy Corp.	2,792,791	475,501
	Schlumberger NV	13,495,153	463,828
	Cheniere Energy Inc.	1,876,984	441,054
	ONEOK Inc.	5,661,427	413,114
	Occidental Petroleum Corp.	6,637,775	313,635
	Diamondback Energy Inc.	1,690,972	241,978
	Baker Hughes Co.	4,432,422	215,948
	Devon Energy Corp.	5,700,475	199,859
	Halliburton Co.	6,883,222	169,327
	Coterra Energy Inc.	3,271,585	77,373
			13,857,915
Financials (22.8%)
	JPMorgan Chase & Co.	23,920,399	7,545,211
*	Berkshire Hathaway Inc. Class B	13,942,900	7,009,654
	Bank of America Corp.	54,579,272	2,815,745
	Wells Fargo & Co.	28,798,501	2,413,890
	Goldman Sachs Group Inc.	2,595,397	2,066,844
	Morgan Stanley	10,763,059	1,710,896
	Citigroup Inc.	14,937,324	1,516,138
	Charles Schwab Corp.	15,502,938	1,480,066
	Blackrock Inc.	1,252,899	1,460,717
*	Berkshire Hathaway Inc. Class A	1,768	1,333,426
	Progressive Corp.	5,269,729	1,301,360
	Chubb Ltd.	3,404,779	960,999
	Marsh & McLennan Cos. Inc.	4,419,380	890,638
	CME Group Inc.	3,239,764	875,352
	Intercontinental Exchange Inc.	5,146,120	867,018
	KKR & Co. Inc.	6,007,052	780,616
	Arthur J Gallagher & Co.	2,304,941	713,932
	PNC Financial Services Group Inc.	3,540,776	711,448
	Bank of New York Mellon Corp.	6,339,917	690,797
	US Bancorp	13,990,495	676,161
	Aon plc Class A (XNYS)	1,841,424	656,615
	Travelers Cos. Inc.	2,024,024	565,148
	Aflac Inc.	4,808,893	537,153
	Truist Financial Corp.	11,593,706	530,064
	Allstate Corp.	2,368,836	508,471
	MetLife Inc.	5,082,462	418,642
	Ameriprise Financial Inc.	847,609	416,388
	Nasdaq Inc.	4,643,301	410,700
	American International Group Inc.	4,981,524	391,249
	Hartford Insurance Group Inc.	2,529,526	337,413

		Shares	Market Value ($000)
	Prudential Financial Inc.	3,165,146	328,352
	Willis Towers Watson plc	876,836	302,903
	Arch Capital Group Ltd.	3,188,201	289,265
	State Street Corp.	2,422,332	281,015
	Raymond James Financial Inc.	1,613,456	278,483
	M&T Bank Corp.	1,405,071	277,670
	Fifth Third Bancorp	5,950,280	265,085
	Cboe Global Markets Inc.	940,162	230,575
	Huntington Bancshares Inc.	13,104,384	226,313
	Cincinnati Financial Corp.	1,405,125	222,150
	Northern Trust Corp.	1,632,808	219,776
	Regions Financial Corp.	8,014,906	211,353
*	Markel Group Inc.	108,005	206,436
	T Rowe Price Group Inc.	1,974,278	202,640
	Citizens Financial Group Inc.	3,693,862	196,366
	W R Berkley Corp.	2,556,308	195,864
	KeyCorp	9,843,913	183,983
	Principal Financial Group Inc.	2,000,584	165,868
	Loews Corp.	1,489,954	149,577
	Interactive Brokers Group Inc. Class A	1,908,436	131,320
	Corebridge Financial Inc.	2,480,869	79,512
	Fidelity National Financial Inc.	1,164,846	70,462
[1]	Rocket Cos. Inc. Class A	2,191,582	42,473
	FactSet Research Systems Inc.	85,268	24,428
			47,374,620
Health Care (14.1%)
	Johnson & Johnson	21,651,508	4,014,623
	AbbVie Inc.	15,881,483	3,677,199
	UnitedHealth Group Inc.	8,141,988	2,811,428
	Abbott Laboratories	15,646,608	2,095,707
	Merck & Co. Inc.	22,452,215	1,884,414
	Thermo Fisher Scientific Inc.	3,394,519	1,646,410
	Amgen Inc.	4,839,944	1,365,832
	Pfizer Inc.	51,113,908	1,302,382
	Gilead Sciences Inc.	11,155,010	1,238,206
	Danaher Corp.	5,793,089	1,148,538
	Medtronic plc	11,530,876	1,098,201
	Bristol-Myers Squibb Co.	18,298,826	825,277
	Cigna Group	2,399,589	691,682
	Elevance Health Inc.	2,024,276	654,084
	HCA Healthcare Inc.	1,472,450	627,558
	Regeneron Pharmaceuticals Inc.	889,653	500,225
	Becton Dickinson & Co.	2,576,845	482,308
*	Edwards Lifesciences Corp.	5,278,208	410,486
	Cardinal Health Inc.	2,146,581	336,927
	Agilent Technologies Inc.	2,553,389	327,728
	GE HealthCare Technologies Inc.	3,899,684	292,866
	Humana Inc.	1,081,169	281,288
*	IQVIA Holdings Inc.	1,451,657	275,728
	STERIS plc	885,252	219,047
	Labcorp Holdings Inc.	746,939	214,416
	Quest Diagnostics Inc.	1,005,008	191,534
*	Biogen Inc.	1,317,997	184,625
	Zimmer Biomet Holdings Inc.	1,780,226	175,352
*	Waters Corp.	268,286	80,435
*	Centene Corp.	2,212,543	78,944
	Baxter International Inc.	2,320,517	52,838
*	Molina Healthcare Inc.	244,801	46,845
			29,233,133
Industrials (16.4%)
	RTX Corp.	12,033,564	2,013,576
	Caterpillar Inc.	4,211,501	2,009,518
	American Express Co.	4,379,140	1,454,575
	Accenture plc Class A	5,599,138	1,380,747
	General Electric Co.	4,528,395	1,362,232
	Eaton Corp. plc	3,499,599	1,309,725
	Union Pacific Corp.	5,330,832	1,260,049
	Capital One Financial Corp.	5,749,174	1,222,159
	Honeywell International Inc.	5,707,055	1,201,335

		Shares	Market Value ($000)
	Deere & Co.	2,312,917	1,057,604
	Lockheed Martin Corp.	2,098,800	1,047,742
	Parker-Hannifin Corp.	1,138,794	863,377
	Trane Technologies plc	2,000,378	844,080
	Northrop Grumman Corp.	1,287,198	784,315
	3M Co.	4,788,016	743,004
	General Dynamics Corp.	2,176,438	742,165
	CRH plc	6,047,462	725,091
	Emerson Electric Co.	5,058,938	663,632
	Illinois Tool Works Inc.	2,488,852	648,993
	Johnson Controls International plc	5,882,826	646,817
*	Fiserv Inc.	4,886,691	630,041
	Norfolk Southern Corp.	2,019,360	606,636
	CSX Corp.	16,760,266	595,157
*	PayPal Holdings Inc.	8,588,704	575,959
	United Parcel Service Inc. Class B (XNYS)	6,617,548	552,764
	United Rentals Inc.	578,405	552,180
	Cummins Inc.	1,238,624	523,158
	L3Harris Technologies Inc.	1,681,975	513,692
	PACCAR Inc.	4,719,984	464,069
	FedEx Corp.	1,909,622	450,308
	Carrier Global Corp.	7,267,335	433,860
	Ferguson Enterprises Inc.	1,772,574	398,085
	AMETEK Inc.	2,075,847	390,259
	Rockwell Automation Inc.	1,010,640	353,249
	Xylem Inc.	2,188,380	322,786
	Otis Worldwide Corp.	3,527,782	322,545
	Fidelity National Information Services Inc.	4,696,144	309,664
	Westinghouse Air Brake Technologies Corp.	1,537,018	308,126
	Ingersoll Rand Inc. (XYNS)	3,573,450	295,238
	DuPont de Nemours Inc.	3,764,530	293,257
*	Keysight Technologies Inc.	1,547,281	270,650
*	Teledyne Technologies Inc.	421,523	247,029
	Synchrony Financial	3,343,597	237,563
	PPG Industries Inc.	2,026,854	213,043
	Dover Corp.	1,232,165	205,562
	Global Payments Inc.	2,179,781	181,096
	Packaging Corp. of America	808,233	176,138
*	Trimble Inc.	2,138,728	174,627
*	Corpay Inc.	602,809	173,645
	Martin Marietta Materials Inc.	270,877	170,728
	Snap-on Inc.	468,604	162,385
	Jacobs Solutions Inc.	1,078,729	161,658
	Fortive Corp.	3,053,478	149,590
	Expeditors International of Washington Inc.	1,219,653	149,517
	TransUnion	1,749,650	146,586
	Dow Inc.	6,338,295	145,337
	Veralto Corp.	1,063,828	113,415
	Hubbell Inc.	239,687	103,140
			34,053,478
Real Estate (2.7%)
	Prologis Inc.	8,326,911	953,598
	Digital Realty Trust Inc.	3,066,389	530,117
	Simon Property Group Inc.	2,789,165	523,443
*	CBRE Group Inc. Class A	2,675,253	421,513
	Public Storage	1,420,643	410,353
	Crown Castle Inc.	3,916,060	377,861
	VICI Properties Inc.	9,584,347	312,546
	Ventas Inc.	4,086,352	286,004
	Iron Mountain Inc.	2,654,995	270,650
	Extra Space Storage Inc.	1,907,975	268,910
	Realty Income Corp.	4,108,604	249,762
	AvalonBay Communities Inc.	1,279,717	247,203
	Equity Residential	3,260,435	211,048
	Weyerhaeuser Co.	6,469,565	160,380
	Essex Property Trust Inc.	578,631	154,876
	Invitation Homes Inc.	5,231,667	153,445
	Mid-America Apartment Communities Inc.	1,051,608	146,941

		Shares	Market Value ($000)
	Sun Communities Inc.	282,769	36,477
			5,715,127
Technology (7.5%)
	International Business Machines Corp.	8,374,209	2,362,867
	Oracle Corp.	7,575,399	2,130,505
	Micron Technology Inc.	10,060,983	1,683,404
	QUALCOMM Inc.	9,700,378	1,613,755
*	Intel Corp.	35,545,245	1,192,543
	Analog Devices Inc.	4,422,830	1,086,689
	Applied Materials Inc.	3,580,967	733,167
	TE Connectivity plc	2,656,860	583,260
	Corning Inc.	6,931,191	568,566
	Dell Technologies Inc. Class C	2,749,049	389,733
	Western Digital Corp.	3,119,237	374,495
	Microchip Technology Inc.	4,851,731	311,578
	Cognizant Technology Solutions Corp. Class A	4,392,242	294,588
	Hewlett Packard Enterprise Co.	11,798,363	289,768
	Roper Technologies Inc.	483,660	241,196
	HP Inc.	8,443,425	229,914
	Seagate Technology Holdings plc	955,939	225,659
	NetApp Inc.	1,794,523	212,579
	CDW Corp.	1,176,406	187,378
*	ON Semiconductor Corp.	3,669,987	180,967
*	Zoom Communications Inc.	2,155,406	177,821
	SS&C Technologies Holdings Inc.	1,863,268	165,384
	Gen Digital Inc. (XNGS)	4,980,696	141,402
	Leidos Holdings Inc.	578,893	109,388
*	Gartner Inc.	324,278	85,243
	Teradyne Inc.	358,913	49,401
*,1	Figma Inc. Class A	4,378	227
			15,621,477
Telecommunications (3.4%)
	Cisco Systems Inc.	32,040,673	2,192,223
	AT&T Inc.	64,283,585	1,815,369
	Verizon Communications Inc.	34,114,535	1,499,334
	Comcast Corp. Class A	33,110,917	1,040,345
	Motorola Solutions Inc.	748,893	342,461
*	Charter Communications Inc. Class A	797,617	219,428
			7,109,160
Utilities (5.9%)
	NextEra Energy Inc.	17,718,018	1,337,533
	Southern Co.	9,890,678	937,339
	Constellation Energy Corp.	2,808,504	924,194
	Duke Energy Corp.	6,985,257	864,425
	Waste Management Inc.	3,620,807	799,583
	Vistra Corp.	3,045,847	596,742
	American Electric Power Co. Inc.	4,808,068	540,908
	Sempra	5,866,673	527,883
	Dominion Energy Inc.	7,673,455	469,385
	Xcel Energy Inc.	5,317,552	428,861
	Republic Services Inc.	1,824,314	418,644
	Exelon Corp.	9,077,575	408,582
	Public Service Enterprise Group Inc.	4,488,085	374,576
	Entergy Corp.	4,014,182	374,082
	WEC Energy Group Inc.	2,893,476	331,563
	Consolidated Edison Inc.	3,242,001	325,886
	PG&E Corp.	19,242,427	290,176
	American Water Works Co. Inc.	1,825,958	254,155
	Ameren Corp.	2,429,616	253,603
	Eversource Energy	3,335,395	237,280
	PPL Corp.	6,314,268	234,638
	CenterPoint Energy Inc.	5,866,024	227,602
	FirstEnergy Corp.	4,927,824	225,793
	DTE Energy Co.	1,584,676	224,121
	CMS Energy Corp.	2,688,514	196,960
	Edison International	3,458,447	191,183
	Alliant Energy Corp.	2,308,013	155,583
	NiSource Inc.	2,124,843	92,006

		Shares	Market Value ($000)
	Evergy Inc.	1,037,025	78,835
			12,322,121
Total Common Stocks (Cost $145,888,511)			206,942,952
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund, 4.180% (Cost $1,495,956)	14,960,173	1,496,017
Total Investments (100.2%) (Cost $147,384,467)			208,438,969
Other Assets and Liabilities—Net (-0.2%)			(445,625)
Net Assets (100%)			207,993,344
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,483.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $35,193 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	394	132,753	1,476

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	1/30/2026	CITNA	67,067	(5.078)	94	—
Bank of America Corp.	1/30/2026	CITNA	56,749	(5.078)	80	—
Bank of America Corp.	1/30/2026	CITNA	56,749	(4.986)	—	(123)
Bank of America Corp.	1/30/2026	CITNA	49,011	(5.078)	69	—
Bank of America Corp.	1/30/2026	CITNA	46,431	(5.078)	65	—
Citigroup Inc.	8/31/2026	BANA	68,005	(4.978)	—	(259)
Citigroup Inc.	8/31/2026	BANA	32,988	(4.978)	—	(126)
Citigroup Inc.	8/31/2026	BANA	15,225	(4.978)	—	(58)
Citigroup Inc.	8/31/2026	BANA	9,338	(4.978)	—	(36)
Citigroup Inc.	8/31/2026	BANA	5,075	(5.078)	—	(20)
Citigroup Inc.	8/31/2027	BANA	32,988	(4.878)	—	(123)
Goldman Sachs Group Inc.	8/31/2027	BANA	100,340	(4.928)	—	(373)
JPMorgan Chase & Co.	8/31/2026	BANA	94,629	(4.928)	—	(359)
JPMorgan Chase & Co.	8/31/2027	BANA	157,715	(4.878)	—	(592)
Kroger Co.	1/30/2026	GSI	67,410	(4.122)	—	(118)
NextEra Energy Inc.	1/30/2026	GSI	71,500	(4.122)	3,865	—
					4,173	(2,187)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $40,969 in connection with open over-the-counter swap contracts.

A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	206,942,952	—	—	206,942,952
Temporary Cash Investments	1,496,017	—	—	1,496,017
Total	208,438,969	—	—	208,438,969
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,476	—	—	1,476
Swap Contracts	—	4,173	—	4,173
Total	1,476	4,173	—	5,649
Liabilities
Swap Contracts	—	(2,187)	—	(2,187)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.